Form N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 21, 2026
Prospectus Date	Mar. 31, 2026